Note 12 - Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended March 31,
	2026	2025
Common shares issuable upon exercise of common stock options	7,570,646	7,094,782
Common shares issuable upon exercise of issued Warrants	7,710,280	-
Common shares issuable upon conversion of Convertible Notes	-	1,405,420
Shares issuable upon conversion of Series A-1 Preferred Stock	-	39,618,919
Total common shares excluded from denominator for diluted earnings per share computation	15,280,926	48,119,121

	Year Ended December 31,
	2025	2024
Common shares issuable upon exercise of issued warrants	7,710,280	-
Common shares issuable upon exercise of common stock options	7,556,434	7,210,742
Common shares issuable upon conversion of Convertible Notes	-	1,386,344
Shares issuable upon conversion of Series A-1 Preferred Stock	-	39,618,919
Total common shares excluded from denominator for diluted earnings per share computation	15,266,714	48,216,005